                               INVESTMENT ADVISER
                          OLDE ASSET MANAGEMENT, INC.

                             PRINCIPAL UNDERWRITER
                       H&R BLOCK FINANCIAL ADVISORS, INC.

                                   CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP

                                 TRANSFER AGENT
                       H&R BLOCK FINANCIAL ADVISORS, INC.

                         For information regarding your
                         account, telephone your local
                   H&R Block Financial Advisors branch office
                                       or
                          H&R Block Financial Advisors
                                Customer Service
                               at: 1-800-235-3100
                      This report is authorized for use by
                    nonshareholders only when accompanied or
                      preceded by a current prospectus of
                              OLDE Custodian Fund.

                                      OLDE
                                 CUSTODIAN FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2000

                                   OLDE MONEY
                                 MARKET SERIES

                                  OLDE PREMIUM
                              MONEY MARKET SERIES

                               OLDE PREMIUM PLUS
                              MONEY MARKET SERIES

12/00

GRAPHIC OF BUILDING

                                   [TOP LOGO]
                              OLDE CUSTODIAN FUND

                                       December 20, 2000

Dear Shareholder,

We are pleased to present the Annual Report for the period ending October 31, 2000 for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains audited schedules of investments and financial statements for all three series.

This past spring the U.S. economy was growing at an annual rate at or exceeding 6.0%. The economy's growth was the result of a strong response from consumers and businesses to the interest rate cuts initiated by the Federal Reserve Board (the "Fed") in 1998. However, in an attempt to slow the economy and fend off potential inflationary pressures, the Fed subsequently began an aggressive shift in policy which resulted in six consecutive increases in the federal funds rate beginning in July, 1999. These increases culminated this past May with the federal funds rate rising to 6.50%.

It is now apparent that these rate increases have been successful in slowing the economy's growth to a more manageable pace. Despite little evidence of inflation, the Fed has maintained its interest rate policy. This has benefited money fund investors in a time when equity prices have weakened and longer term interest rates have moved to relatively low levels.

With evidence of an ever weaker economy, the pressure is mounting on the Fed to lower interest rates to bolster consumer confidence and fend off a potential recession. Consequently, yields on money market investments may be lower as we enter 2001 with the Fed adopting a bias likely leading to decreases in the benchmark federal funds rate. These decreases should begin in the first quarter, with a high probability of two reductions by the spring.

While lower yields are likely in the coming year, there are strategies to mitigate the anticipated reduction in yields. A weakening economic environment normally leads to a widening of credit spreads as investors sell securities they perceive to have increased risks. These higher relative yields offer opportunities and we endeavor to take advantage of any market pricing inefficiencies identified.

Be assured that the Adviser will continue to give primary attention to investment quality and liquidity in an effort to maintain the fund's minimal risk profile.

                                           Sincerely,
                                           OLDE CUSTODIAN FUND

                                           LISA FILDES

                                           Lisa S. Fildes
                                           President

                                 [BOTTOM LOGO]

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               U.S. GOVERNMENT AGENCY - 3.51%
$ 5,000,000    Federal National Mortgage Association, 6.705%, due 11/27/00
               (a).........................................................    $  4,999,455
 11,000,000    Federal National Mortgage Association, 5.270%, due
               02/02/01....................................................      10,967,783
                                                                               ------------
                                                                                 15,967,238
               DOMESTIC COMMERCIAL PAPER - 30.04%
 11,195,000    General Motors Acceptance Corporation, 6.480%, due
               11/01/00....................................................      11,195,000
  4,500,000    American General Finance Corporation, 6.480%, due
               11/06/00....................................................       4,495,950
    860,000    Conagra Incorporated, 6.670%, due 11/06/00..................         859,203
  6,580,000    General Motors Acceptance Corporation, 6.490%, due
               11/08/00....................................................       6,571,696
  8,955,000    Countrywide Home Loans Incorporated, 6.530%, due 11/09/00...       8,942,005
  7,235,000    Salomon Smith Barney Holdings Incorporated, 6.500%, due
               11/14/00....................................................       7,218,018
  9,255,000    Ford Motor Credit Company, 6.490%, due 11/16/00.............       9,229,973
  3,900,000    Wells Fargo Financial Incorporated, 6.480%, due 11/17/00....       3,888,768
 13,000,000    Ford Motor Credit Company, 6.500%, due 11/20/00.............      12,955,403
  9,655,000    Household Finance Corporation, 6.490%, due 11/24/00.........       9,614,968
 10,415,000    Bear Stearns Companies Incorporated, 6.470%, due 12/20/00...      10,323,282
  6,500,000    Motorola Incorporated, 6.470%, due 12/21/00.................       6,441,590
  9,800,000    Motorola Incorporated, 6.480%, due 12/26/00.................       9,702,980
  6,200,000    Motorola Incorporated, 6.470%, due 12/27/00.................       6,137,600
  6,000,000    Prudential Funding, 6.440%, due 12/28/00....................       5,938,820
 15,000,000    Morgan Stanley Dean Witter Discover, 6.740%, due 02/12/01
               (a).........................................................      15,000,000
  8,000,000    Morgan Stanley Dean Witter Discover, 6.690%, due 02/26/01
               (a).........................................................       8,000,000
                                                                               ------------
                                                                                136,515,256
               YANKEE COMMERCIAL PAPER - 15.30%
 11,190,000    Unilever Capital Corporation, 6.500%, due 11/02/00..........      11,187,980
  8,345,000    Associates First Capital B.V., 6.500%, due 11/03/00.........       8,341,987
  6,000,000    John Deere B.V., 6.500%, due 11/06/00.......................       5,994,583
  7,615,000    G. E. Credit Capital Services of Puerto Rico, 6.500%, due
               11/07/00....................................................       7,606,750
  3,110,000    John Deere Capital Group PLC, 6.520%, due 11/16/00..........       3,101,551
  7,245,000    American Honda Finance Corporation, 6.480%, due 11/17/00....       7,224,134
  5,685,000    John Deere B.V., 6.510%, due 12/06/00.......................       5,649,019
 10,000,000    Deutsche Bank Financial Incorporated, 6.450%, due
               12/29/00....................................................       9,896,083
  7,680,000    Bills Securitisation Limited, 6.500%, due 03/07/01..........       7,505,281
  3,000,000    Unilever Capital Corporation, 6.683%, due 09/07/01 (a)......       3,000,000
                                                                               ------------
                                                                                 69,507,368

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
        aei    SHORT TERM NOTES - 50.58%
$ 5,000,000    Goldman Sachs Group L.P., 6.820%, due 11/21/00 (a)..........    $  5,000,401
  9,000,000    Deutsche Bank Financial Incorporated, 6.550%, due 12/13/00
               (a).........................................................       9,000,066
  4,000,000    Goldman Sachs Group L.P., 6.500%, due 12/22/00..............       4,000,000
  3,000,000    AT&T Capital Corporation, 6.875%, due 01/16/01..............       3,001,166
  6,000,000    Chrysler Financial Corporation, 5.150%, due 01/22/01........       5,980,856
  6,000,000    Bank One Corporation, 6.880%, due 01/26/01 (a)..............       6,000,978
 12,000,000    Bank of America Corporation, 5.340%, due 02/09/01...........      11,958,211
  3,000,000    Nationsbank Corporation, 5.670%, due 02/09/01...............       2,990,749
  6,000,000    Texaco Capital Incorporated, 6.650%, due 02/12/01...........       5,998,552
  5,000,000    U.S. Bank N.A., 6.759%, due 02/21/01 (a)....................       5,002,438
  3,000,000    Merrill Lynch & Company, 6.735%, due 02/28/01...............       3,000,000
  9,000,000    John Deere Capital Corporation, 6.750%, due 03/07/01........       9,000,000
  9,000,000    Associates Corporation of N.A., 6.520%, due 03/16/01 (a)....       8,997,347
 15,000,000    J.P. Morgan & Company, 6.610%, due 03/16/01 (a).............      15,000,000
  9,000,000    Bank One Corporation, 6.954%, due 04/04/01 (a)..............       9,005,775
  7,000,000    Merrill Lynch & Company, 6.599%, due 04/18/01 (a)...........       7,000,000
  8,000,000    E.I. Dupont De Numours & Company, 6.750%, due 04/19/01......       7,998,222
  9,000,000    Chrysler Financial Corporation, 5.250%, due 05/04/01........       8,910,004
 10,000,000    First Union National Bank, 6.770%, due 05/14/01 (a).........      10,000,000
  7,000,000    CIT Group Incorporated L.P., 6.604%, due 06/06/01 (a).......       6,997,974
  9,000,000    Citigroup Incorporated, 6.590%, due 06/06/01 (a)............       9,000,000
  4,000,000    J.P. Morgan & Company, 6.590%, due 06/06/01 (a).............       4,000,000
  5,000,000    Nationsbank N.A., 6.710%, due 06/11/01 (a)..................       5,001,932
 10,000,000    Goldman Sachs Group L.P., 6.760%, due 06/14/01 (a)..........      10,007,897
  8,000,000    Abbey National Treasury, 6.520%, due 06/15/01 (a)...........       7,996,604
  5,000,000    Merrill Lynch & Company, 6.730%, due 06/18/01 (a)...........       5,002,382
  7,000,000    CIT Group Incorporated L.P., 6.973%, due 07/09/01 (a).......       7,008,598
  5,000,000    Merrill Lynch & Company, 7.175%, due 07/11/01 (a)...........       5,012,235
  6,000,000    U.S. Bank N.A., 6.750%, due 07/16/01 (a)....................       6,005,333
  8,000,000    National Rural Utilities CFC, 6.730%, due 07/20/01 (a)......       8,000,000
  5,000,000    John Deere Capital Corporation, 6.979%, due 07/30/01 (a)....       5,008,558
  5,000,000    Associates Corporation of N.A., 6.750%, due 08/01/01........       4,996,758
  3,000,000    Merrill Lynch & Company, 6.830%, due 09/17/01 (a)...........       3,004,499
  5,000,000    Household Finance Corporation, 6.860%, due 10/25/01 (a).....       5,004,790
                                                                               ------------
                                                                                229,892,325
                                                                               ------------
                                                     TOTAL
                                                     INVESTMENTS - 99.43%
                                                     ......................     451,882,187
                                                     OTHER ASSETS LESS
                                                     LIABILITIES - 0.57%
                                                     ......................       2,599,774
                                                                               ------------
                                                     NET ASSETS - 100% ....    $454,481,961
                                                                               ============

  (a) - Variable rate Securities. The rates shown are the current rates as of
                               October 31, 2000.
                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

ASSETS:
  Investments at amortized cost (Note 1)....................    $451,882,187
  Cash......................................................           1,818
  Interest receivable.......................................       3,020,198
  Prepaid expenses..........................................          68,357
                                                                ------------
    TOTAL ASSETS............................................     454,972,560
LIABILITIES:
  Dividends payable (Note 2)................................         365,004
  Accrued expenses..........................................          23,731
  Payable to OLDE Asset Management, Inc.....................         101,864
                                                                ------------
    TOTAL LIABILITIES.......................................         490,599
                                                                ------------
NET ASSETS applicable to 454,481,961 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $454,481,961
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  454,481,961 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2000

INTEREST INCOME (Note 1):...................................    $ 31,947,603
EXPENSES:
  Management fees...........................................       2,341,117
  Transfer agent fees.......................................       1,518,200
  Custodian fees............................................          28,368
  Professional fees.........................................          24,645
  Accounting fees...........................................          15,717
  Printing and postage......................................          75,595
  Trustee fees..............................................           7,337
  Insurance.................................................           3,567
  Registration costs........................................         122,924
  12b-1 distribution costs..................................          91,168
                                                                ------------
    TOTAL EXPENSES..........................................       4,228,638
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 27,718,965
                                                                ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     2000               1999
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $    27,718,965    $    21,708,455
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (27,718,965)       (21,708,455)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      2,368,294,074      2,158,159,629
  Net asset value of shares issued in reinvestment of
    dividends...............................................         25,976,545         20,486,319
                                                                ---------------    ---------------
                                                                  2,394,270,619      2,178,645,948
  Cost of shares redeemed...................................     (2,427,555,473)    (2,146,795,037)
                                                                ---------------    ---------------
  Net decrease (increase) in shareholders' equity from share
    transactions............................................        (33,284,854)        31,850,911
                                                                ---------------    ---------------
NET DECREASE (INCREASE) IN SHAREHOLDERS' EQUITY.............        (33,284,854)        31,850,911
SHAREHOLDERS' EQUITY:
  At beginning of year......................................        487,766,815        455,915,904
                                                                ---------------    ---------------
  At end of year............................................    $   454,481,961    $   487,766,815
                                                                ===============    ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                YEAR ENDED OCTOBER 31
                                                   2000       1999       1998       1997       1996
                                                 --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR.............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
  Net investment income........................    0.0564     0.0439     0.0476     0.0470     0.0460
DISTRIBUTIONS:
  Dividends from net investment income.........   (0.0564)   (0.0439)   (0.0476)   (0.0470)   (0.0460)
                                                 --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR...................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ========   ========   ========   ========   ========
  Total return(annualized).....................   +5.64%     +4.39%     +4.76%     +4.70%     +4.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)....  $454,482   $487,767   $455,916   $403,167   $373,147
  Ratio of expenses to average net assets......    0.83%      0.90%      0.91%      0.95%      1.00%
  Ratio of net investment income to average
  net assets...................................    5.64%      4.39%      4.76%      4.70%      4.60%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               U.S. GOVERNMENT AGENCY - 1.92%
$ 7,000,000    Federal National Mortgage Association, 5.270%, due
               02/02/01....................................................    $  6,979,499
                                                                               ------------
                                                                                  6,979,499
               DOMESTIC COMMERCIAL PAPER - 31.35%
  8,140,000    Aetna Services Incorporated, 6.600%, due 11/01/00...........       8,140,000
  6,610,000    Salomon Smith Barney Holdings Incorporated, 6.490%, due
               11/02/00....................................................       6,608,808
  7,655,000    American General Finance Corporation, 6.480%, due
               11/07/00....................................................       7,646,733
  5,000,000    Heller Financial Incorporated, 6.570%, due 11/08/00.........       4,993,613
  4,840,000    Countrywide Home Loans incorporated, 6.500%, due 11/09/00...       4,833,009
  9,895,000    Household Finance Corporation, 6.490%, due 11/13/00.........       9,873,594
  7,075,000    Countrywide Home Loans incorporated, 6.530%, due 11/14/00...       7,058,317
  4,840,000    Ford Motor Credit Company, 6.490%, due 11/16/00.............       4,826,912
  9,750,000    Ford Motor Credit Company, 6.500%, due 11/17/00.............       9,721,833
  7,815,000    Paccar Financial Corporation, 6.470%, due 11/20/00..........       7,788,314
  7,550,000    Motorola Incorporated, 6.480%, due 12/15/00.................       7,490,204
  6,000,000    Motorola Incorporated, 6.470%, due 12/21/00.................       5,946,083
  3,050,000    Motorola Credit Corporation, 6.470%, due 12/22/00...........       3,022,044
  2,875,000    Prudential Funding, 6.440%, due 12/27/00....................       2,846,199
  6,000,000    Prudential Funding, 6.440%, due 12/28/00....................       5,938,820
 11,200,000    Morgan Stanley Dean Witter Discover, 6.740%, due 02/12/01
               (a).........................................................      11,200,000
  6,000,000    Morgan Stanley Dean Witter Discover, 6.690%, due 02/26/01
               (a).........................................................       6,000,000
                                                                               ------------
                                                                                113,934,483
               YANKEE COMMERCIAL PAPER - 13.39%
 10,185,000    FCE Bank PLC, 6.500%, due 11/03/00..........................      10,181,322
  3,500,000    Hitachi Credit America Corporation, 6.500%, due 11/06/00....       3,496,840
  6,000,000    John Deere B.V., 6.500%, due 11/06/00.......................       5,994,583
  4,495,000    G.E. Credit Capital Services Of Puerto Rico, 6.500%, due
               11/08/00....................................................       4,489,319
  6,715,000    John Deere B.V., 6.510%, due 12/05/00.......................       6,673,714
  5,000,000    Deutsche Bank Financial Incorporated, 6.450%, due
               12/29/00....................................................       4,948,042
  8,040,000    Bills Securitisation Limited, 6.500%, due 03/07/01..........       7,857,090
  5,000,000    Unilever Capital Corporation, 6.683%, due 09/07/01 (a)......       5,000,000
                                                                               ------------
                                                                                 48,640,910
               BANK OBLIGATIONS - 8.51%
  4,620,000    Monogram Credit Card Bank Of Georgia, 6.570%, due
               11/30/00....................................................       4,620,000
  5,000,000    Rabobank Nederland N.Y., 6.210%, due 12/06/00...............       4,999,772
  9,310,000    First Tennessee Bank N.A., 6.540%, due 12/26/00.............       9,310,000
  7,000,000    Rabobank Nederland N.Y., 6.510%, due 01/31/01...............       6,999,170
  5,000,000    UBS AG Stamford, 6.880%, due 08/20/01.......................       4,998,862
                                                                               ------------
                                                                                 30,927,804

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               SHORT TERM NOTES - 44.21%
$ 5,000,000    Goldman Sachs Group L.P., 6.820%, due 11/21/00 (a)..........    $  5,000,401
  6,000,000    Deutsche Bank Financial Incorporated, 6.550%, due 12/13/00
               (a).........................................................       6,000,044
  2,000,000    Goldman Sachs Group L.P., 6.500%, due 12/22/00..............       2,000,000
  2,100,000    Ford Motor Credit Company, 6.060%, due 12/27/00.............       2,099,034
  3,000,000    AT&T Capital Corporation, 6.875%, due 01/16/01..............       3,001,166
  3,810,000    Chrysler Financial Corporation, 5.150%, due 01/22/01........       3,797,844
  4,000,000    Bank One Corporation, 6.880%, due 01/26/01 (a)..............       4,000,651
  4,000,000    Nationsbank Corporation, 5.670%, due 02/09/01...............       3,987,665
  2,000,000    Texaco Capital Incorporated, 6.650%, due 02/12/01...........       1,999,518
  4,000,000    U.S. Bank N.A., 6.759%, due 02/21/01 (a)....................       4,001,951
  2,000,000    General Motors Acceptance Corporation, 6.830%, due 02/23/01
               (a).........................................................       2,000,918
  2,000,000    Merrill Lynch & Company, 6.735%, due 02/28/01...............       2,000,000
  6,000,000    John Deere Capital Corporation, 6.750%, due 03/07/01........       6,000,000
  5,700,000    Bank One N.A., 6.700%, due 03/12/01.........................       5,700,000
 10,000,000    J.P. Morgan & Company, 6.610%, due 03/16/01 (a).............      10,000,000
  6,000,000    Associates Corporation Of N.A., 6.520%, due 03/16/01 (a)....       5,998,230
  6,000,000    Bank One Corporation, 6.954%, due 04/04/01 (a)..............       6,003,850
  8,000,000    Merrill Lynch & Company, 6.599%, due 04/18/01 (a)...........       8,000,000
  6,000,000    E.I. Dupont De Numours & Company, 6.750%, due 04/19/01......       5,998,666
  5,000,000    First Union National Bank, 6.770%, due 05/14/01 (a).........       5,000,000
  7,000,000    Merrill Lynch & Company, 7.370%, due 05/18/01...............       7,000,000
  5,000,000    CIT Group Incorporated, 6.604%, due 06/06/01 (a)............       4,998,553
  6,000,000    Citigroup Incorporated, 6.590%, due 06/06/01 (a)............       6,000,000
  3,000,000    J.P. Morgan & Company, 6.590%, due 06/06/01 (a).............       3,000,000
  7,000,000    Nationsbank N.A., 6.710%, due 06/11/01 (a)..................       7,002,705
  6,000,000    Abbey National Treasury, 6.520%, due 06/15/01 (a)...........       5,997,454
  5,000,000    CIT Group Incorporated, 6.973%, due 07/09/01 (a)............       5,006,141
  9,000,000    U.S. Bank N.A., 6.750%, due 07/16/01 (a)....................       9,007,999
  6,000,000    National Rural Utilities CFC, 6.730%, due 07/20/01 (a)......       6,000,000
  4,000,000    Nationsbank Corporation, 7.161%, due 07/24/01 (a)...........       4,011,995
  5,000,000    John Deere Capital Corporation, 6.979%, due 07/30/01 (a)....       5,008,558
  5,000,000    Household Finance Corporation, 6.860%, due 10/25/01 (a).....       5,004,790
                                                                               ------------
                                                                                160,628,133
                                                                               ------------
                                                   TOTAL INVESTMENTS -
                                                   99.38%. ................     361,110,829
                                                   OTHER ASSETS LESS
                                                   LIABILITIES - 0.62% ....       2,261,444
                                                                               ------------
                                                   NET ASSETS - 100%. .....    $363,372,273
                                                                               ============

  (a) - Variable rate Securities. The rates shown are the current rates as of
                               October 31, 2000.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

ASSETS:
  Investments at amortized cost (Note 1)....................    $361,110,829
  Cash......................................................           1,168
  Interest receivable.......................................       2,722,418
  Prepaid expenses..........................................          19,711
                                                                ------------
    TOTAL ASSETS............................................     363,854,126

LIABILITIES:
  Dividends payable (Note 2)................................         307,781
  Accrued expenses..........................................          59,064
  Payable to OLDE Asset Management, Inc.....................         115,008
                                                                ------------
    TOTAL LIABILITIES.......................................         481,853
                                                                ------------
NET ASSETS applicable to 363,372,273 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $363,372,273
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  363,372,273 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2000

INTEREST INCOME (Note 1):...................................    $ 23,121,418
EXPENSES:
  Management fees...........................................       1,074,406
  Transfer agent fees.......................................         491,611
  Custodian fees............................................          22,556
  Professional fees.........................................          26,236
  Accounting fees...........................................          16,513
  Printing and postage......................................          30,012
  Trustee fees..............................................           4,996
  Insurance.................................................           3,074
  Registration costs........................................          96,876
  12b-1 distribution costs..................................         121,214
                                                                ------------
    TOTAL EXPENSES..........................................       1,887,494
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 21,233,924
                                                                ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     2000               1999
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $    21,233,924    $    17,204,553
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (21,233,924)       (17,204,553)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      1,002,253,967      1,011,820,864
  Net asset value of shares issued in reinvestment of
    dividends...............................................         20,151,536         16,421,277
                                                                ---------------    ---------------
                                                                  1,022,405,503      1,028,242,141
  Cost of shares redeemed...................................     (1,023,081,797)    (1,013,127,750)
                                                                ---------------    ---------------
  Net decrease (increase) in shareholders' equity from share
    transactions............................................           (676,294)        15,114,391
                                                                ---------------    ---------------
NET DECREASE (INCREASE) IN SHAREHOLDERS' EQUITY.............           (676,294)        15,114,391
SHAREHOLDERS' EQUITY:
  At beginning of year......................................        364,048,567        348,934,176
                                                                ---------------    ---------------
  At end of year............................................    $   363,372,273    $   364,048,567
                                                                ===============    ===============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                 YEAR ENDED OCTOBER 31
                                                  2000        1999        1998        1997        1996
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR..........     $1.00       $1.00       $1.00       $1.00       $1.00
                                                --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
  Net investment income.....................      0.0591      0.0479      0.0519      0.0508      0.0490
DISTRIBUTIONS:
  Dividends from net investment income......     (0.0591)    (0.0479)    (0.0519)    (0.0508)    (0.0490)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF YEAR................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                ========    ========    ========    ========    ========
  Total return (annualized).................     +5.91%      +4.79%      +5.19%      +5.08%      +4.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)................................    $363,372    $364,049    $348,934    $289,963    $233,962
  Ratio of expenses to average net assets...      0.51%       0.52%       0.50%       0.58%       0.70%
  Ratio of net investment income to average
  net assets................................      5.91%       4.79%       5.19%       5.08%       4.90%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

 PRINCIPAL                                                                       AMORTIZED
  AMOUNT                                                                            COST
               U.S. GOVERNMENT AGENCY - 3.14%
$25,000,000    Student Loan Marketing Association, 6.815%, due 11/13/00
               (a).........................................................    $   24,999,836
 32,000,000    Federal National Mortgage Association, 5.270%, due
               02/02/01....................................................        31,906,279
 25,000,000    Federal Home Loan Mortgage Corporation, 5.480%, due
               05/15/01....................................................        24,781,685
                                                                               --------------
                                                                                   81,687,800
               DOMESTIC COMMERCIAL PAPER - 36.91%
 45,000,000    Salomon Smith Barney Holdings Inc, 6.490%, due 11/02/00.....        44,991,887
 42,975,000    American Express Credit Corporation, 6.490%, due 11/03/00...        42,959,505
 43,825,000    General Motors Acceptance Corporation, 6.490%, due
               11/03/00....................................................        43,809,199
 40,000,000    Salomon Smith Barney Holdings Incorporated, 6.500%, due
               11/06/00....................................................        39,963,889
 37,290,000    Countrywide Home Loans incorporated, 6.510%, due 11/06/00...        37,256,284
 11,125,000    Conagra Incorporated, 6.670%, due 11/06/00..................        11,114,694
 42,120,000    G.E. Capital Corporation, 6.480%, due 11/07/00..............        42,074,510
 29,675,000    General Motors Acceptance Corporation, 6.490%, due
               11/08/00....................................................        29,637,552
 50,720,000    DaimlerChrysler N.A. Holding Corp, 6.490%, due 11/09/00.....        50,646,850
 48,330,000    Prudential Funding, 6.480%, due 11/14/00....................        48,216,908
 53,475,000    Ford Motor Credit Company, 6.480%, due 11/16/00.............        53,330,617
 35,000,000    Ford Motor Credit Company, 6.500%, due 11/21/00.............        34,873,611
 36,690,000    General Motors Acceptance Corporation, 6.490%, due
               11/22/00....................................................        36,551,098
 58,170,000    Wells Fargo Financial Incorporated, 6.490%, due 11/27/00....        57,897,344
 32,060,000    Motorola Incorporated, 6.480%, due 12/13/00.................        31,817,626
 44,170,000    Bear Stearns Companies Incorporated, 6.470%, due 12/20/00...        43,781,022
 20,185,000    Motorola Incorporated, 6.470%, due 12/21/00.................        20,003,615
 33,000,000    Motorola Incorporated, 6.450%, due 12/26/00.................        32,674,812
 55,950,000    Prudential Funding, 6.440%, due 12/28/00....................        55,379,496
 42,665,000    Motorola Credit Corporation, 6.480%, due 12/29/00...........        42,219,577
 50,000,000    Goldman Sachs Group L.P., 6.550%, due 01/02/01..............        49,435,972
 20,005,000    G.E. Capital Services, 6.520%, due 01/08/01.................        19,758,627
 51,660,000    Morgan Stanley Dean Witter Discover, 6.740%, due 02/12/01
               (a).........................................................        51,660,000
 40,000,000    Morgan Stanley Dean Witter Discover, 6.690%, due 02/26/01
               (a).........................................................        40,000,000
                                                                               --------------
                                                                                  960,054,695
               YANKEE COMMERCIAL PAPER - 14.49%
 50,000,000    Associates First Capital B.V., 6.500%, due 11/01/00.........        50,000,000
 22,575,000    Deutsche Bank Financial Incorporated, 6.490%, due
               11/13/00....................................................        22,526,163
 38,320,000    G.E. Credit Capital Services Of Puerto Rico, 6.500%, due
               11/15/00....................................................        38,223,136
 10,890,000    John Deere Capital Group PLC, 6.520%, due 11/17/00..........        10,858,443
 30,000,000    Ford Motor Credit of Puerto Rico, 6.490%, due 11/17/00......        29,913,467
 42,025,000    Deutsche Bank Financial Incorporated, 6.470%, due
               12/04/00....................................................        41,775,757
 21,500,000    G.E. Credit Capital Services Of Puerto Rico, 6.500%, due
               12/05/00....................................................        21,368,014
 28,000,000    John Deere B.V., 6.490%, due 12/14/00.......................        27,782,946
 21,000,000    Associates First Capital B.V., 6.450%, due 12/27/00.........        20,789,300
 40,000,000    Deutsche Bank Financial Incorporated, 6.460%, due
               12/28/00....................................................        39,590,867
 20,000,000    Deutsche Bank Financial Incorporated, 6.450%, due
               12/29/00....................................................        19,792,167
 32,880,000    Bills Securitisation Limited, 6.500%, due 03/07/01..........        32,131,980
 22,000,000    Unilever Capital Corporation, 6.683%, due 09/07/01 (a)......        22,000,000
                                                                               --------------
                                                                                  376,752,240

 PRINCIPAL                                                                       AMORTIZED
  AMOUNT                                                                            COST
         @i    BANK OBLIGATIONS - 9.37%
$38,110,000    First Tennessee Bank N.A., 6.530%, due 11/08/00.............    $   38,110,000
 40,000,000    Monogram Credit Card Bank Of Georgia, 6.570%, due
               11/30/00....................................................        40,000,000
 45,000,000    Rabobank Nederland N.Y., 6.210%, due 12/06/00...............        44,997,943
 57,485,000    First Tennessee Bank N.A., 6.540%, due 12/28/00.............        57,485,000
 43,000,000    Rabobank Nederland N.Y., 6.510%, due 01/31/01...............        42,994,905
 20,000,000    UBS AG Stamford, 6.880%, due 08/20/01.......................        19,995,449
                                                                               --------------
                                                                                  243,583,297
               SHORT TERM NOTES - 35.45%
 12,000,000    Caterpiller Financial Services Corporation, 6.780%, due
               11/17/00 (a)................................................        12,000,531
 20,000,000    Bear Stearns Companies Incorporated, 7.024%, due 12/08/00
               (a).........................................................        20,006,857
  8,000,000    Prudential Funding LLC, 6.700%, due 12/21/00 (a)............         8,000,786
 19,000,000    Goldman Sachs Group L.P., 6.500%, due 12/22/00..............        19,000,000
 10,000,000    Ford Motor Credit Company, 6.060%, due 12/27/00.............         9,995,403
 14,505,000    AT&T Capital Corporation, 6.875%, due 01/16/01..............        14,510,637
 36,000,000    Bank One Corporation, 6.880%, due 01/26/01 (a)..............        36,005,864
  8,000,000    Bank Of America Corporation, 5.340%, due 02/09/01...........         7,972,141
 17,000,000    Texaco Capital Incorporated, 6.650%, due 02/12/01...........        16,995,897
 16,000,000    U.S. Bank N.A., 6.759%, due 02/21/01 (a)....................        16,007,802
 20,000,000    Merrill Lynch & Company, 6.735%, due 02/28/01...............        20,000,000
 45,000,000    John Deere Capital Corporation, 6.750%, due 03/07/01........        45,000,000
 18,715,000    Bank One N.A., 6.700%, due 03/12/01.........................        18,715,000
 35,000,000    Associates Corporation Of N.A., 6.520%, due 03/16/01 (a)....        34,989,680
 75,000,000    J.P. Morgan & Company, 6.610%, due 03/16/01 (a).............        75,000,000
 30,000,000    Bank One Corporation, 6.954%, due 04/04/01 (a)..............        30,019,250
 12,000,000    Merrill Lynch & Company, 6.844%, due 04/18/01 (a)...........        12,000,443
 35,000,000    Merrill Lynch & Company, 6.599%, due 04/18/01 (a)...........        35,000,000
 36,000,000    E.I. Dupont De Numours & Company, 6.750%, due 04/19/01......        35,991,999
  4,530,000    Chrysler Financial Corporation, 5.250%, due 05/04/01........         4,484,702
 35,000,000    First Union National Bank, 6.770%, due 05/14/01 (a).........        35,000,000
 20,000,000    American Express Centurion Bank, 6.588%, due 05/17/01 (a)...        19,998,809
 43,000,000    Merrill Lynch & Company, 7.370%, due 05/18/01...............        43,000,000
 19,475,000    Bank Of America Corporation, 6.625%, due 05/30/01...........        19,424,274
 28,000,000    J.P. Morgan & Company, 6.590%, due 06/06/01 (a).............        28,000,000
 35,000,000    Citigroup Incorporated, 6.590%, due 06/06/01 (a)............        35,000,000
 38,000,000    CIT Group Incorporated, 6.604%, due 06/06/01 (a)............        37,989,002
 38,000,000    Nationsbank N.A., 6.710%, due 06/11/01 (a)..................        38,014,682
  8,000,000    Goldman Sachs Group L.P., 6.760%, due 06/14/01 (a)..........         8,006,318
 36,000,000    Abbey National Treasury, 6.520%, due 06/15/01 (a)...........        35,984,720
 13,000,000    Bank One Corporation, 6.730%, due 06/18/01 (a)..............        13,001,720
 10,000,000    Bank Of America Corporation, 6.842%, due 07/12/01 (a).......        10,002,695
 36,000,000    National Rural Utilities CFC, 6.730%, due 07/20/01 (a)......        36,000,000
  3,850,000    Associates Corporation Of N.A., 6.750%, due 08/01/01........         3,847,504
  5,000,000    Bank Of America N.A., 6.670%, due 09/06/01 (a)..............         5,002,888
 20,000,000    Wells Fargo Financial Incorporated, 6.595%, due 10/12/01
               (a).........................................................        19,994,489
 22,000,000    Household Finance Corporation, 7.198%, due 10/15/01 (a).....        22,086,232
 15,000,000    Household Finance Corporation, 6.860%, due 10/25/01 (a).....        15,014,371
 25,000,000    Household Finance Corporation, 6.950%, due 10/26/01 (a).....        25,045,455
                                                                               --------------
                                                                                  922,110,151
                                                                               --------------
                                                   TOTAL
                                                   INVESTMENTS - 99.36%....     2,584,188,183
                                                   OTHER ASSETS LESS
                                                   LIABILITIES - 0.64%.....        16,774,985
                                                                               --------------
                                                   NET ASSETS - 100%.......    $2,600,963,168
                                                                               ==============

  (a) - Variable rate Securities. The rates shown are the current rates as of
                               October 31, 2000.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

ASSETS:
  Investments at amortized cost (Note 1)....................      $2,584,188,183
  Cash......................................................               1,657
  Interest receivable.......................................          19,571,974
  Prepaid expenses..........................................              80,311
                                                                  --------------
    TOTAL ASSETS............................................       2,603,842,125
LIABILITIES:
  Dividends payable (Note 2)................................           2,270,949
  Accrued expenses..........................................             179,960
  Payable to OLDE Asset Management..........................             428,048
                                                                  --------------
    TOTAL LIABILITIES.......................................           2,878,957
                                                                  --------------
NET ASSETS applicable to 2,600,963,168 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $2,600,963,168
                                                                  ==============
NET ASSET VALUE, offering and redemption price per share on
  2,600,963,168 shares of beneficial interest outstanding...               $1.00
                                                                  ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2000

INTEREST INCOME (Note 1):...................................      $  159,918,704
EXPENSES:
  Management fees...........................................           3,703,705
  Transfer agent fees.......................................             567,198
  Custodian fees............................................             162,243
  Professional fees.........................................              27,750
  Accounting fees...........................................              16,513
  Printing and postage......................................              51,820
  Trustee fees..............................................              35,650
  Insurance.................................................              21,159
  Registration costs........................................             211,440
  12b-1 distribution costs..................................           1,727,995
                                                                  --------------
  TOTAL EXPENSES............................................           6,525,473
  Expenses waived and reimbursed............................          (1,490,049)
                                                                  --------------
  NET EXPENSES..............................................           5,035,424
                                                                  --------------
NET INVESTMENT INCOME.......................................      $  154,883,280
                                                                  ==============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     2000               1999
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $   154,883,280    $   131,547,325
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (154,883,280)      (131,547,325)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      4,358,953,293      4,221,923,872
  Net asset value of shares issued in reinvestment of
    dividends...............................................        149,213,057        127,771,342
                                                                ---------------    ---------------
                                                                  4,508,166,350      4,349,695,214
  Cost of shares redeemed...................................     (4,555,653,912)    (4,100,388,721)
                                                                ---------------    ---------------
  Net decrease (increase) in shareholders' equity from share
    transactions............................................        (47,487,562)       249,306,493
                                                                ---------------    ---------------
NET DECREASE (INCREASE) IN SHAREHOLDERS' EQUITY.............        (47,487,562)       249,306,493
SHAREHOLDERS' EQUITY:
  At beginning of year......................................      2,648,450,730      2,399,144,237
                                                                ---------------    ---------------
  At end of year............................................    $ 2,600,963,168    $ 2,648,450,730
                                                                ===============    ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                YEAR ENDED OCTOBER 31
                                               2000         1999         1998         1997         1996
                                            ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF YEAR........     $1.00        $1.00        $1.00        $1.00        $1.00
INVESTMENT OPERATIONS:
  Net investment income...................      0.0624       0.0512       0.0548       0.0552       0.0560
DISTRIBUTIONS:
  Dividends from net investment income....     (0.0624)     (0.0512)     (0.0548)     (0.0552)     (0.0560)
                                            ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR..............     $1.00        $1.00        $1.00        $1.00        $1.00
                                            ==========   ==========   ==========   ==========   ==========
  Total return (annualized)...............     +6.24%       +5.12%       +5.48%       +5.52%       +5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
  omitted)................................  $2,600,963   $2,648,451   $2,399,144   $2,067,279   $1,825,480
  Ratio of net expenses to average net
  assets..................................      0.20%        0.20%        0.20%        0.14%        -
  Ratio of total expenses to average net
  assets..................................      0.26%        0.26%        0.26%        0.27%        0.36%
  Ratio of net investment income to
  average net assets......................      6.24%        5.12%        5.48%        5.52%        5.60%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.
Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                    0.50%
OLDE Premium Money Market Series            0.30%
OLDE Premium Plus Money Market Series       0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next

$20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with H&R Block Financial Advisors, Inc. (HRBFA). Under the current agreement, HRBFA receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with HRBFA. As underwriter for the Fund, HRBFA received no commissions for the year ended October 31, 2000. For the year ended October 31, 2000, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $47,984 to unaffiliated trustees.

Effective January 1, 1997 through June 30, 2001, the Adviser has voluntarily agreed to limit expenses of OLDE Premium Plus Money Market Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the year ended October 31, 2000, the Series incurred total expenses of $6,525,473. HRBFA waived 12b-1 expenses of $1,490,049.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, HRBFA is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                    0.25%
OLDE Premium Money Market Series            0.15%
OLDE Premium Plus Money Market Series       0.15%

For the year ended October 31, 2000, the annualized percentage rate of 12b-1 expense was .02% for OLDE Money Market Series, .03% for OLDE Premium Money Market Series and .07 % for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the year ended October 31, 2000 are as follows:

  OLDE Money Market Series:
    Purchases:  $3,414,907,177
    Sales (including maturities):  $3,464,130,080
  OLDE Premium Money Market Series:
    Purchases:  $2,508,361,966
    Sales (including maturities):  $2,518,881,440
  OLDE Premium Plus Money Market Series:
    Purchases:  $15,596,029,318
    Sales (including maturities):  $15,715,880,484

7. BANK LINE OF CREDIT
At October 31, 2000 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of October 31, 2000.

8. H&R BLOCK PURCHASE OF OLDE FINANCIAL CORPORATION (UNAUDITED)
On December 1, 1999 OLDE Financial Corporation and its subsidiaries, including OLDE Asset Management, Inc. were acquired by H&R Block, Inc., through Block Financial Corporation. This transaction resulted in an "assignment" of the advisory agreements between OLDE Asset Management, Inc. (the "Adviser") and each of the three series of the Fund. The advisory agreements terminated automatically upon this assignment. The Adviser continued to act as adviser to each series pursuant to an exemption granted by the SEC while seeking shareholder approval of new advisory agreements.
Special Meetings of the Shareholders of each series were scheduled for January 18, 2000, but quorums were not present for any of the three series. The meetings were adjourned until March 3, 2000. At that time, a quorum was present for OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series. The shareholders approved the new advisory agreements as follows:

  OLDE Premium Money Market Series:

For         159,101,958
Against     11,550,350
Abstain     29,732,091

Accordingly, The Advisory Agreement between OLDE Asset Management, Inc. and OLDE Premium Money Market Series was approved.

  OLDE Premium Plus Money Market Series:

For         1,171,430,690
Against     97,238,226
Abstain     180,971,893

Accordingly, the Advisory Agreement between OLDE Asset Management, Inc. and OLDE Premium Plus Money Market Series was approved.
A quorum was not present for OLDE Money Market Series and the meeting was adjourned until April 7, 2000. At that time a quorum was present and the shareholders approved the new advisory agreement as follows:

For         218,062,005
Against     19,698,818
Abstain     44,387,200

Accordingly, the Advisory Agreement between OLDE Asset Management , Inc. and OLDE Money Market Series was approved.

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ERNST & YOUNG LLP LOGO             REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of OLDE Custodian Fund:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OLDE Custodian Fund, comprised of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series, as of October 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series comprising OLDE Custodian Fund as of October 31, 2000, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

Detroit, Michigan
November 22, 2000

                                             ERNST & YOUNG LLP SIGNATURE

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